Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, at cost, is as follows (in thousands):

	June 30, 2012	December 31, 2011
Crude Oil Gathering	$105,023	$97,249
Terminalling, Transportation and Storage	188,827	184,000
Gross Property, Plant and Equipment	293,850	281,249
Less: Accumulated depreciation	90,681	85,102
Net Property, Plant and Equipment	$203,169	$196,147